Intangible assets - Summary of amortisation charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets
Cost of sales	$ 149	$ 124	$ 369
Research and development expense	43	48	57
Selling, general and administrative costs	1,592	1,443	1,459
Other operating income and expense	45	86	114
Total	1,829	1,701	1,999
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Cost of sales	149	124	369
Selling, general and administrative costs	1,478	1,327	1,321
Other operating income and expense		3	28
Total	1,627	1,454	1,718
Other intangibles
Disclosure of reconciliation of changes in intangible assets
Research and development expense	43	48	57
Selling, general and administrative costs	30	31	31
Other operating income and expense	45	83	86
Total	118	162	174
Software development costs
Disclosure of reconciliation of changes in intangible assets
Selling, general and administrative costs	84	85	107
Total	$ 84	$ 85	$ 107